Summary of Significant Accounting Policies (Details)	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Net cash outflow			¥ 2,912,290,000
Consolidated revenue	19.10%	19.10%	70.60%	63.30%
Consolidated total assets			8.90%
Consolidated total liabilities			10.20%
Consolidated total assets	12.60%	12.60%
Consolidated total liabilities	19.00%	19.00%
Loan agreement				¥ 121,500,000
Investment amount	¥ 121,500,000		¥ 7,500,000	85,000,000
Aggregated amount	77,500,000
Cash and cash equivalents and restricted cash denominated	468,184,000		461,350,000
Foreign currency translation exchange rate	¥ 6,889	$ 1,000
Voting interest rate	20.00%	20.00%
Impairment loss on property and equipment		$ 6,586,000	15,575,000
Impairment loss on goodwill			419,805,000	68,723,000
Impairment loss on indefinite lived intangible assets	¥ 113,385,000
Operating lease right-of-use assets	872,143,000		909,180,000
Operating lease liabilities	896,994,000		926,544,000
Impairments loss on operating lease right-of-use assets	8,861,000		15,575,000
Rental discount, amounting			4,759,000
Discontinued operations, rent expense			1,685,000
Operating income discontinued operations			5,441,000	1,622,000
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment loss on goodwill			84,730,000	68,723,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest rate	20.00%	20.00%
Lease period for land use rights	40 years	40 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease period for land use rights	50 years	50 years
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Rental discount, amounting	¥ 4,479,000		519,000
Business Acquisition [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting interest rate	50.00%	50.00%
Other Operating Income (Expense) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating income	¥ 2,256,000		¥ 20,213,000	¥ 28,249,000